VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT. NET

16.	VESSELS AND EQUIPMENT

Movements in the three years ended December 31, 2012 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2009	799,023	(120,329)	678,694
Purchase of vessels and equipment	207,772	—
Transfers from Newbuildings	499,154	—
Transfers from vessels under capital lease	112,571	—
Other movements	(1,228)	1,145
Depreciation	—	(60,023)
Disposal of vessels and equipment	(8,452)	491
Balance at December 31, 2010	1,608,840	(178,716)	1,430,124
Purchase of vessels and equipment	56,591	—
Transfers from vessels under capital lease	53,733	—
Disposal of vessels to Frontline 2012	(927,009)	62,144
Disposal of vessels and equipment (excluding to Frontline 2012)	(332,495)	156,560
Other movements	(348)	179
Depreciation	—	(65,744)
Impairment loss	—	(121,443)
Balance at December 31, 2011	459,312	(147,020)	312,292
Purchase of vessels and equipment	730	—
Disposal of vessels and equipment	(51,960)	40,290
Other movements	443	(341)
Depreciation	—	(18,508)
Balance at December 31, 2012	408,525	(125,579)	282,946

In March 2012 the Company sold its 1993-built double hull Suezmax tanker, Front Alfa. At December 31, 2012 , the Company owned nine vessels, including three vessels owned by subsidiaries accounted for under the equity method (2011: 10 vessels, including three vessels owned by subsidiaries accounted for under the equity method).

During 2011, the Company sold ten subsidiaries, each holding one vessel, to Frontline 2012 (see Note 4). Additionally, the Company recorded an impairment loss of $121.4 million during 2011 in respect of five double hull Suezmax tankers (see Note 6) of which four had been sold by December 31, 2011. The Company also sold one vessel and chartered in the vessel from the new owners for two years at a rate of $35,000 per day. One VLCC double hull vessel, which had previously been accounted for as vessel under capital lease was purchased during 2011 for $56.1 million and concurrently sold and chartered back from the new owners at a rate of per $32,500 day. One VLCC double hull vessel, which had previously been accounted for as vessel under capital lease was purchased during 2011.